FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of interest swap contracts
Our interest rate swap contracts as of December 31, 2024, none of which are designated as hedging instruments are summarized as follows;

(in thousands of $)	Notional principal	Weighted Average Maturity Date	Weighted Average Fixed Interest Rate	Interest Rate Benchmark
Receiving floating, pay fixed	560,000	March 2029	2.08%	SOFR
Receiving floating, pay fixed	75,000	August 2025	0.99%	SOFR + CAS(1)
Total	635,000
(1)     The reference rate for these interest rate swap agreements are based on SOFR plus a Credit Adjustment Spread ("CAS") of 0.26161% based on the LIBOR fallback protocol.

Derivative instruments, gain (loss)
The Company's gain on derivatives for the year ended December 31, 2024, 2023 and 2022 was comprised of the following:

(in thousands of $)	2024	2023	2022
Change in fair value of derivative instruments	1,838	(6,686)	78,207
Realized gain/(loss) on derivative instruments	21,000	24,967	1,475
Gain on derivatives	22,838	18,281	79,682

Schedule of derivative instruments
Movements in the year ended December 31, 2024 and 2023 for the derivative instrument assets and liabilities is summarized as follows:

(in thousands of $)	Derivative Instrument Asset	Derivative Instrument Liability	Total
At December 31, 2022	55,515	—	55,515
Change in fair value of derivative instruments	(6,686)	—	(6,686)
At December 31, 2023	48,829	—	48,829
Change in fair value of derivative instruments	1,838	—	1,838
Termination of derivative instruments	(10,577)	—	(10,577)
At December 31, 2024	40,090	—	40,090